Acquisitions and Divestitures - Fleetmatics Group PLC (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Nov. 07, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 29,172	$ 27,205		$ 25,331
Fleetmatics Group PLC
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share)	$ 60.00
Business acquisition merger consideration	$ 2,500
Cash acquired	$ 100
Goodwill				$ 1,400
Intangible assets subject to amortization				$ 1,100